Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000233740 | Apple8870022
Holdings [Line Items]
Percent of Total Investments	8.30%
C000233740 | Microsoft8870113
Holdings [Line Items]
Percent of Total Investments	6.60%
C000233740 | Alphabet8870013
Holdings [Line Items]
Percent of Total Investments	6.30%
C000233740 | Meta Platforms8870109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233740 | NVIDIA8870131
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233740 | Visa8870168
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233740 | Johnson & Johnson8870087
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233740 | Booking Holdings8870027
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233740 | Philip Morris International8870143
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233740 | Mastercard8870104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233740 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000233740 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000233740 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000233740 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000233740 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000233740 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000233740 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000233739 | NVIDIA8870187
Holdings [Line Items]
Percent of Total Investments	7.20%
C000233739 | Meta Platforms8870175
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233739 | Microsoft8870178
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233739 | AppLovin8870082
Holdings [Line Items]
Percent of Total Investments	3.40%
C000233739 | Amphenol8870077
Holdings [Line Items]
Percent of Total Investments	3.20%
C000233739 | Apple8870079
Holdings [Line Items]
Percent of Total Investments	3.10%
C000233739 | Walmart8870260
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233739 | Arista Networks8870085
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233739 | Goldman Sachs Group8870152
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233739 | Corning8870123
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233739 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000233739 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000233739 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000233739 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233739 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000233739 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000233739 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000233739 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000233739 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233741 | NVIDIA8870363
Holdings [Line Items]
Percent of Total Investments	3.50%
C000233741 | Microsoft8870337
Holdings [Line Items]
Percent of Total Investments	3.40%
C000233741 | Apple8870151
Holdings [Line Items]
Percent of Total Investments	3.20%
C000233741 | Alphabet8870126
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233741 | AT&T8870160
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233741 | Alphabet8870124
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233741 | Hewlett Packard Enterprise8870288
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233741 | Verizon Communications8870449
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233741 | General Motors8870277
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233741 | Synchrony Financial8870414
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233741 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000233741 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000233741 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000233741 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000233741 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000233741 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000233741 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000233741 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233741 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233741 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233738 | Apple8870201
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233738 | Walmart8870390
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233738 | Microsoft8870333
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233738 | Johnson & Johnson8870306
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233738 | AT&T8870207
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233738 | Electronic Arts8870274
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233738 | Cardinal Health8870225
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233738 | Cisco Systems8870241
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233738 | Republic Services8870364
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233738 | McKesson8870327
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233738 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000233738 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000233738 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000233738 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000233738 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233738 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233738 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000233738 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000233738 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000233738 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251374 | Taiwan Semiconductor Manufacturing8870918
Holdings [Line Items]
Percent of Total Investments	10.20%
C000251374 | Tencent Holdings8870528
Holdings [Line Items]
Percent of Total Investments	5.40%
C000251374 | Alibaba Group Holding8870429
Holdings [Line Items]
Percent of Total Investments	4.50%
C000251374 | Samsung Electronics8870746
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251374 | NetEase8870495
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251374 | SK Hynix8870756
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251374 | OTP Bank Nyrt8870564
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251374 | Delta Electronics8870891
Holdings [Line Items]
Percent of Total Investments	1.20%
C000251374 | Xiaomi8870545
Holdings [Line Items]
Percent of Total Investments	1.20%
C000251374 | Emaar Properties PJSC8870295
Holdings [Line Items]
Percent of Total Investments	1.20%
C000251374 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000251374 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251374 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000251374 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251374 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251374 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251374 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251374 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251374 | India
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000251374 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000251374 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000251374 | China
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000251375 | HSBC Holdings8870819
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251375 | Barclays8870774
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251375 | Novartis8870507
Holdings [Line Items]
Percent of Total Investments	1.20%
C000251375 | Standard Chartered8870883
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251375 | SAP8870596
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251375 | ING Groep8871238
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251375 | Tesco8870886
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251375 | Roche Holding8870509
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251375 | Deutsche Boerse8870559
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251375 | Bank of Ireland Group8870925
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251375 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251375 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251375 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251375 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000251375 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000251375 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251375 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251375 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251375 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000251375 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000251375 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000251375 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000251376 | Adtalem Global Education8870525
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251376 | ExlService Holdings8870796
Holdings [Line Items]
Percent of Total Investments	1.70%
C000251376 | Stride8871261
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251376 | SSR Mining8871246
Holdings [Line Items]
Percent of Total Investments	1.50%
C000251376 | Bridgebio Pharma8870629
Holdings [Line Items]
Percent of Total Investments	1.50%
C000251376 | Urban Outfitters8871348
Holdings [Line Items]
Percent of Total Investments	1.50%
C000251376 | UMB Financial8871331
Holdings [Line Items]
Percent of Total Investments	1.50%
C000251376 | CNO Financial Group8870688
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251376 | Credo Technology Group Holding8870735
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251376 | Old National Bancorp8871065
Holdings [Line Items]
Percent of Total Investments	1.20%
C000251376 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000251376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000251376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000251376 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251376 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000251376 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000251376 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251376 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251376 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%